OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Payable for purchase of property, plant and equipment		$ 36,680,431	$ 25,562,367
Payable for lease fee of rooftops		0	2,117,606
Payables associated with failed sale-lease back-current portion		7,275,464	1,638,904
Payables associated with capital lease -current portion		5,004,187	369,046
Interest Payable		1,626,010	0
Other tax payables		141,317	229,361
Accrued EPC warranty liabilities		186,553	132,007
Others	[1]	1,834,945	464,944
Other current liabilities		$ 52,748,907	$ 30,514,235

[1]	Other as of December 31, 2018 mainly includes the payables for the audit fee and other professional service fees.